DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Assumptions for Determining Derivative Warrant Liability Fair Value - $ / shares	Sep. 30, 2016	Sep. 21, 2016	May 04, 2015	May 01, 2015	Dec. 31, 2014
Schedule of Assumptions for Determining Derivative Warrant Liability Fair Value [Abstract]
Current stock price (in Dollars per share)	$ 1.91	$ 1.20	$ 3.50	$ 3.75	$ 5.02
Risk-free interest rate	0.77%	0.92%	0.60%	0.60%	0.60%
Expected term (in years)	3 years	3 years	1 year 292 days	1 year 292 days	3 years
Expected volatility	146.00%	146.00%	133.00%	133.00%	129.00%
Number of iterations	5	5